UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  8/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $       86,689
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CAPLEASE INC REIT  0.0    COM            140288101    6,407 1,304,861 SH       SOLE                1,304,861      0    0
CLEARWATER PAPER CORP     COM            18538R103   17,204   251,961 SH       SOLE                  251,961      0    0
FRIENDFINDER NETWORKS INC COM            358453306    1,462   360,214 SH       SOLE                  360,214      0    0
MEDCATH CORPORATION       COM            58404W109    2,079   152,968 SH       SOLE                  152,968      0    0
NORDION INC               COM            65563C105   34,683 3,167,388 SH       SOLE                3,167,388      0    0
SAUER-DANFOSS INC         COM            804137107    1,272    25,235 SH       SOLE                   25,235      0    0
SUNOCO INC                COM            86764P109    6,654   159,542 SH       SOLE                  159,542      0    0
TBS INTERNATIONAL PLC-A   CL A SHS       G8657Q104      628   339,381 SH       SOLE                  339,381      0    0
TRIMERIS INC              COM            896263100    2,900 1,174,080 SH       SOLE                1,174,080      0    0
WELLCARE HEALTH PLANS INC COM            94946T106    4,575    88,985 SH       SOLE                   88,985      0    0
ZORAN CORP                COM            98975F101    8,825 1,050,602 SH       SOLE                1,050,602      0    0


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